Deposits - Schedule of Maturities of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
2015	$ 26,369
2016	6,032
2017	3,852
Total	$ 36,253	$ 44,230